Shareholders' equity - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Compensation expense	$ 76,721	$ 57,589
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3,650	4,517
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	10
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,650	$ 4,507